ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS	3 Months Ended
Mar. 31, 2020
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS

18. ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Advance from buyers collected on behalf of sellers	270,347	147,923	110,493

When facilitating online used car transaction, the Group connects sellers and buyers and provides service in relation to the cash flow remittance, for example, the Group collects the cash from buyers and remits to sellers. The balance represents the advance payments collected from buyers, which are subsequently paid to sellers in a short period of time.